Related Parties Transactions - Schedule of Bank Deposits and Other Financial Assets (Details) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of transactions between related parties [line items]
Bank deposits and other financial assets	$ 1,132	$ 0